3. Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6 – Property and Equipment

At September 30, 2019 and December 31, 2018, property and equipment consisted of the following:

	September 30, 2019	December 31, 2018
Warehouse	$3,789,773	$3,789,773
Land	731,515	731,515
Building Improvement	250,276	34,000
Construction in progress	–	31,677
Furniture and fixture	28,811	16,677
Equipment	127,051	6,029
Software	5,984	–
Total cost	4,933,410	4,609,671
Less accumulated depreciation and amortization	(236,208)	(31,536)
Property and equipment, net	$4,697,202	$4,578,135

Depreciation and amortization expense for the nine months ended September 30, 2019 and 2018 amounted to $112,106 and $1,635, respectively.

Note 3 – Property and Equipment

At December 31, 2018 and 2017, property and equipment consisted of the following:

	December 31, 2018	December 31, 2017
Warehouse	$3,789,773	$–
Land	731,515	–
Building Improvement	34,000	–
Construction in progress	31,677	–
Furniture and fixtures	16,677	8,850
Equipment	6,029	1,029
Total cost	4,609,671	9,879
Less accumulated depreciation	(31,536)	(3,543)
Property and equipment, net	$4,578,135	$6,336

Depreciation expense for the years ended December 31, 2018 and 2017 amounted to $27,993 and $2,182, respectively.